Document and Entity Information	Jun. 25, 2020
Prospectus:
Document Type	497
Document Period End Date	Jun. 25, 2020
Entity Registrant Name	MAINSTAY FUNDS
Entity Central Index Key	0000787441
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 25, 2020
Document Effective Date	Jun. 25, 2020
Prospectus Date	Feb. 28, 2020
MainStay MacKay Infrastructure Bond Fund | Class R6
Prospectus:
Trading Symbol	MGVDX
MainStay MacKay Infrastructure Bond Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MGVNX
MainStay MacKay Infrastructure Bond Fund | Class I
Prospectus:
Trading Symbol	MGOIX
MainStay MacKay Infrastructure Bond Fund | Class C
Prospectus:
Trading Symbol	MGVCX
MainStay MacKay Infrastructure Bond Fund | Class B
Prospectus:
Trading Symbol	MCSGX
MainStay MacKay Infrastructure Bond Fund | Class A
Prospectus:
Trading Symbol	MGVAX